Income Tax (Details) - Schedule of expiration dates of unused tax losses and amounts of unrecognized deferred tax assets - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax (Details) - Schedule of expiration dates of unused tax losses and amounts of unrecognized deferred tax assets [Line Items]
Amount filed/ assessed	$ 20,793,225	$ 11,384,719
Unused amount	20,793,225	11,384,719
Unrecognized amount	20,793,225	11,112,527
2016 [Member]
Income Tax (Details) - Schedule of expiration dates of unused tax losses and amounts of unrecognized deferred tax assets [Line Items]
Amount filed/ assessed	607,999	607,999
Unused amount	607,999	607,999
Unrecognized amount	$ 607,999	$ 335,807
Expiry year	2026 years	2026 years
2017 [Member]
Income Tax (Details) - Schedule of expiration dates of unused tax losses and amounts of unrecognized deferred tax assets [Line Items]
Amount filed/ assessed	$ 2,006,095	$ 2,006,095
Unused amount	2,006,095	2,006,095
Unrecognized amount	$ 2,006,095	$ 2,006,095
Expiry year	2027 years	2027 years
2018 [Member]
Income Tax (Details) - Schedule of expiration dates of unused tax losses and amounts of unrecognized deferred tax assets [Line Items]
Amount filed/ assessed	$ 1,357,953	$ 1,357,953
Unused amount	1,357,953	1,357,953
Unrecognized amount	$ 1,357,953	$ 1,357,953
Expiry year	2028 years	2028 years
2020 [Member]
Income Tax (Details) - Schedule of expiration dates of unused tax losses and amounts of unrecognized deferred tax assets [Line Items]
Amount filed/ assessed	$ 4,771,824	$ 4,771,824
Unused amount	4,771,824	4,771,824
Unrecognized amount	$ 4,771,824	$ 4,771,824
Expiry year	2030 years	2030 years
2021 [Member]
Income Tax (Details) - Schedule of expiration dates of unused tax losses and amounts of unrecognized deferred tax assets [Line Items]
Amount filed/ assessed	$ 2,558,560	$ 2,640,848
Unused amount	2,558,560	2,640,848
Unrecognized amount	$ 2,558,560	$ 2,640,848
Expiry year	2031 years	2031 years
2022 [Member]
Income Tax (Details) - Schedule of expiration dates of unused tax losses and amounts of unrecognized deferred tax assets [Line Items]
Amount filed/ assessed	$ 9,490,794
Unused amount	9,490,794
Unrecognized amount	$ 9,490,794
Expiry year	2032 years